Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
2023 Convertible Notes
2023 Convertible Notes
The Company accounts for the convertible notes issued between February 2023 and August 2023 (the “2023 Convertible Notes”) under the fair value option (“FVO”) election of ASC Topic 825,
Financial Instruments
(“ASC 825”). The convertible notes accounted for under the FVO election are each debt host financial instruments containing embedded features wherein the entire financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. Changes in the estimated fair value of the convertible notes are recorded as a component of Other (expense) income in the consolidated statements of operations. As a result of electing the FVO, direct costs and fees related to the 2023 Convertible Notes are expensed as incurred. The convertible notes issued in 2020, 2021 and 2022 are accounted for as disclosed in Note 8,
Debt.
In connection with the closing of the Business Combination on August 1, 2023, a portion of the 2023 convertible notes was repaid, with the remaining balance converted to shares of our Common Stock.

Earn-out Liabilities
Earn-Out
Liabilities
In connection with the Business Combination, certain holders of Legacy Allurion common stock and Legacy Allurion preferred stock and holders of vested options, warrants and restricted stock units exercisable or convertible into Legacy Allurion capital stock received the contingent right to receive up to 9,000,000 additional shares of Allurion Common Stock (the
“Earn-Out
Shares”) upon the achievement of certain
earn-out
targets. The contingent
earn-out
consideration contains a settlement provision that in the event of a change in control the number of
Earn-Out
Shares issued may vary. This settlement provision precludes the earn-out
liability from being indexed to the Company’s Common Stock as a change in control event is not an input into the pricing of a fixed-for-fixed
forward or option on equity shares. As such, it is classified as a liability under ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”).
The fair value of the
earn-out
consideration is remeasured on a quarterly basis over the
earn-out
period with changes in the estimated fair value of the contingent earn-out
consideration recorded in Other (expense) income in the condensed consolidated statements of operations and comprehensive loss and are reflected in the period in which they are identified. Changes in the estimated fair value of the contingent earn-out
consideration may materially impact or cause volatility in our operating results.

Revenue Interest Financing and PIPE Conversion Option
Revenue Interest Financing and PIPE Conversion Option
In connection with the Business Combination, the Company entered into a revenue interest financing agreement, dated as of February 9, 2023 (the “Revenue Interest Financing Agreement”) with certain entities that have engaged RTW Investments, LP as investment manager (collectively, “RTW”), under which the Company received $40.0 million upfront (the “Revenue Interest Financing”). In exchange, the Company is obligated to remit to RTW certain revenue interest payments on all current and future products, digital solutions and services developed, imported, manufactured, marketed, offered for sale, promoted, sold, tested or otherwise distributed by Allurion and its subsidiaries at a rate up to 6.0% of annual net sales prior to December 31, 2026. On or after January 1, 2027, the Company will remit revenue interest payments at a rate up to 10.0% of annual net sales, and it will continue to make revenue interest payments to RTW until December 31, 2030. The Company accounts for the Revenue Interest Financing Agreement under the fair value option election of ASC 825. The Revenue Interest Financing Agreement accounted for under the FVO election is a debt host financial instrument that contains embedded features. The embedded features include requirements to settle the Revenue Interest Financing prior to maturity upon the occurrence of certain contingent events, a change in royalty rates upon the occurrence of certain contingent events, and the Company’s ability to prepay the Revenue Interest Financing. As the Company has elected the FVO, these embedded features would not meet the criteria for bifurcation and separate accounting as the entire financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. Changes in the estimated fair value of the Revenue Interest Financing Agreement are recorded as a component of Other (expense) income in the condensed consolidated statements of operations and comprehensive loss. As a result of electing the FVO, direct costs and fees related to the Revenue Interest Financing are expensed as incurred.
In connection with the Company entering in the Revenue Interest Financing, the Company and RTW entered into the RTW side letter under which RTW may elect to convert up to $7.5 million of its initial PIPE (as defined in Note 3,
Business Combination
below) subscription into an additional revenue interest financing by forfeiting a number of shares of Allurion Common Stock acquired by the PIPE subscription (the “PIPE Conversion Option”). The Company accounts for the PIPE Conversion Option as a freestanding financial instrument that qualifies for derivative liability accounting in accordance with ASC 815,
Derivatives and Hedging
(“ASC 815”). The PIPE Conversion Option is initially measured at its fair value within Other liabilities on the condensed consolidated balance sheets with corresponding recognition of expense at inception as there is no right received by the Company that meets the definition of an asset and the transaction did not involve a distribution or a dividend. Subsequent changes in fair value of the derivative liability are recognized as a gain or loss as a component of Other (expense) income in the condensed consolidated statements of operations and comprehensive loss.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Management considers many factors in selecting appropriate financial accounting policies and controls in developing the estimates and assumptions that are used in the preparation of these consolidated financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of reasonable estimates of the ultimate future outcomes, and management must select an amount that falls within that range of reasonable estimates. Actual results could differ from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Management considers many factors in selecting appropriate financial accounting policies and controls in developing the estimates and assumptions that are used in the preparation of these consolidated financial statements. Management must apply significant judgement in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of reasonable estimates of the ultimate future outcomes, and management must select an amount that falls within that range of reasonable estimates. Actual results could differ from those estimates.

Reclassification of Prior Year Presentation
Reclassification of Prior Year Presentation
Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. Adjustment has been made to the condensed consolidated statement of operations and comprehensive loss for the three and nine months ended September 30, 2022, to present the change in fair value of derivative liabilities as part of Other (expense) income, net. This amount was a separate line item in prior years.

Risk of Concentration of Credit, Significant Customers and Significant Suppliers
Risk of Concentration of Credit, Significant Customers and Significant Suppliers
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash equivalents, and accounts receivable, net. The Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company maintains its cash, cash equivalents and restricted cash with financial institutions that management believes to be of high credit quality. The Company has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
Significant customers are those which represent more than 10% of the Company’s total revenue for the three and nine months ended September 30, 2023 and 2022 or accounts receivable, net balance as of September 30, 2023 and December 31, 2022. The following table presents customers that represent
10
% or more of the Company’s total revenue and accounts receivable, net:

	Revenue		Revenue		Accounts Receivable
	Three Months Ended September 30,		Nine Months Ended September 30,		September 30,	December 31,
	2023	2022	2023	2022	2023	2022
Customer A	19%	N/A	12%	N/A	12%	N/A
Customer B	N/A	11%	N/A	11%	N/A	N/A
Customer C	11%	N/A	N/A	N/A	12%	13%
Customer D	N/A	N/A	N/A	N/A	N/A	12%
The Company relies on third parties for the supply of parts and components for its products as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Company may be unable to find alternative suppliers of parts and components to satisfactorily deliver its products to its customers on time, if at all, which could have a material adverse effect on the Company’s operating results, financial condition and cash flows and damage its customer relationships.

Risk of Concentration of Credit, Significant Customers and Significant Suppliers
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash equivalents, and accounts receivable, net. The Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company maintains its cash, cash equivalents and restricted cash with financial institutions that management believes to be of high credit quality. The Company has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
Significant customers are those which represent more than 10% of the Company’s total revenue for the years ended December 31, 2022 and 2021 or accounts receivable, net balance as of December 31, 2022 and 2021. The following table presents customers that represent 10% or more of the Company’s total revenue and accounts receivable, net:

	Revenue		Accounts Receivable
	Years Ended December 31		December 31,
	2022	2021	2022	2021
Customer A	11%	16%	N/A	N/A
Customer B	N/A	15%	13%	19%
Customer C	N/A	N/A	12%	N/A
The Company relies on third parties for the supply of parts and components for its products as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Company may be unable to find alternative suppliers of parts and components to satisfactorily deliver its products to its customers on time, if at all, which could have a material adverse effect on the Company’s operating results, financial condition and cash flows and damage its customer relationships.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326).
The standard, including subsequently issued amendments,

requires a financial asset measured at amortized cost basis, such as accounts receivable and certain other financial assets such as available for sale debt securities, to be presented at the net amount expected to be collected based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. The Company adopted ASU
2016-13
effective January 1, 2023 under the prospective transition approach. The adoption of ASU
2016-13
did not have a material impact on the Company’s condensed consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
(“ASU
2020-04”),
which provides optional guidance if certain criteria are met for entities that have contracts, hedging relationships and other transactions that reference LIBOR or other reference rates expected to be discontinued as a result of reference rate reform. Subsequent to issuance, the FASB issued ASU
2021-01
in January 2021 to refine and clarify some of its guidance on ASU
2020-04,
and ASU
2022-06
in December 2022 to extend the period of time preparers can utilize this guidance. This ASU is effective upon issuance and can be applied through December 31, 2024. Upon the transition of the Company’s contracts and transactions to new reference rates in connection with reference rate reform, the Company will prospectively apply the standard and disclose the effect on its consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt with Conversion and Other Options and Derivatives and Hedging—Contracts in Entity’s Own Equity,
which simplifies the accounting for convertible instruments. The guidance removes certain accounting models which separate the embedded conversion features from the host contract for convertible instruments. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. Update
No. 2020-06
is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted no earlier than the fiscal year beginning after December 15, 2020. The Company is currently evaluating the potential impact of the adoption of this standard and does not expect the adoption of ASU
2020-04
to have a material impact on its consolidated financial statements.

Recently Adopted Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (‘‘FASB’’) issued ASU
2016-02,
Leases (Topic 842)
, as subsequently amended, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors), and replaces the existing guidance in ASC 840. The FASB subsequently issued amendments to ASC 842, which have the same effective date of January 1, 2019: (i) ASU
2018-10,
Codification Improvements to Topic 842, Leases,
which amends certain narrow aspects of the guidance issued in ASU
2016-02;
and (ii) ASU
2018-11,
Leases
(Topic 842): Targeted Improvements
, which allows for a transition approach to initially apply ASU
2016-02
at the adoption date and not restate prior periods presented. ASC 842 requires lessees to classify leases as either finance or operating leases based on the principle of whether the lease is effectively a financed purchase by the lessee. This classification will determine the recognition pattern of lease expense over the term of the lease. A lessee is also required to record (i) a right-of-use
asset and a lease liability for all leases with accounting lease terms of greater than 12 months regardless of their classification and (ii) lease expense on its statement of operations for operating leases and amortization and interest expense on its statement of operations for financing leases. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases under ASC 840.
The Company adopted ASC 842 effective January 1, 2022 using the required modified retrospective approach and elected the effective date as its date of initial application. As a result, prior periods are presented in accordance with the previous guidance under ASC 840. ASC 842 provides a number of optional practical expedients in transition. The Company applied the package of practical expedients to leases that commenced prior to the effective date whereby the following are not required to be reassessed: (i) whether any expired or existing contracts are or contain leases; (ii) the lease classification for any expired or existing leases; and (iii) the treatment of initial direct costs for existing leases. The Company elected the short-term lease expedient for all leases that qualified based on an original lease term of twelve months or less, and consequently a ROU asset or lease liability was not recognized for short term leases.
Upon its adoption of ASC 842 on January 1, 2022, the Company recorded lease liabilities and their corresponding ROU assets based on the present value of lease payments over the remaining lease term. The incremental borrowing rate at January 1, 2022 was used to calculate the present value of the Company’s leases as of that date. The adoption of ASC 842 resulted in the recognition of a ROU and lease liability of $1.9 million and $2.1 million, respectively, upon the adoption date and the derecognition of deferred rent liabilities of $0.2 million on the Company’s consolidated balance sheets as of January 1, 2022. The adoption of ASC 842 did not have a material impact on the Company’s consolidated statements of operations and comprehensive loss or consolidated statements of cash flows.
Recently Issued Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326).
The standard, including subsequently issued amendments, requires a financial asset measured at amortized cost basis, such as accounts receivable and certain other financial assets such as available for sale debt securities, to be presented at the net amount expected to be collected based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. The new standard is effective for annual reporting periods beginning after December 15, 2022. The Company is still evaluating the impact of this ASU on the Company’s consolidated financial statements; however, it does not expect the impact to be material.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, which provides optional guidance if certain

criteria are met for entities that have contracts, hedging relationships and other transactions that reference LIBOR or other reference rates expected to be discontinued as a result of reference rate reform. Subsequent to issuance, the FASB issued ASU
2021-01
in January 2021 to refine and clarify some of its guidance on ASU
2020-04,
and ASU
2022-06
in December 2022 to extend the period of time preparers can utilize this guidance. This ASU is effective upon issuance and can be applied through December 31, 2024. Upon the transition of the Company’s contracts and transactions to new reference rates in connection with reference rate reform, the Company will prospectively apply the standard and disclose the effect on its consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt with Conversion and Other Options and Derivatives and Hedging—Contracts in Entity’s Own Equity,
which simplifies the accounting for convertible instruments. The guidance removes certain accounting models which separate the embedded conversion features from the host contract for convertible instruments. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. Update
No. 2020-06
is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted no earlier than the fiscal year beginning after December 15, 2020. The Company is currently evaluating the potential impact of the adoption of this standard on its consolidated financial statements.

Leases
Leases
Prior to January 1, 2022, the Company accounted for leases in accordance with Accounting Standards Codification (“ASC”) ASC 840,
Leases
(“ASC 840”). At lease inception, the Company determined if an arrangement was an operating or capital lease. For operating leases, the Company recognized rent expense, inclusive of rent escalations and lease incentives, on a straight-line basis over the lease term.

Effective January 1, 2022, the Company adopted ASC 842,
Leases
(“ASC 842). At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the lease commencement date, when control of the underlying asset is transferred from the lessor to the Company, the Company classifies a lease as either an operating or finance lease and recognizes a right-of-use
(“ROU”) asset and a current and
non-current
lease liability as applicable, in the consolidated balance sheets if the lease has a term greater than one year. As permitted under ASC 842, the Company has made an accounting policy election, for all classes of underlying assets, to not recognize ROU assets and lease liabilities for leases having an original term of twelve months or less. When it determines the appropriate classification and accounting for a lease arrangement, the Company typically only considers the committed lease term. Options to extend a lease are not included in the Company’s assessment unless there is reasonable certainty that the Company will either renew or not cancel, the lease.
At the lease commencement date, operating lease liabilities and their corresponding ROU assets are recorded at the present value of future lease payments over the expected remaining lease term using the discount rate implicit in the lease, if it is readily determinable, or the Company’s incremental borrowing rate. The Company’s incremental borrowing rate reflects the fixed rate at which the Company could borrow the amount of the lease payments in the same currency on a collateralized basis, for a similar term in a similar economic environment. Lease cost for operating leases is recognized on a straight-line basis over the lease term as an operating expense. In addition, certain adjustments to the ROU asset may be required for items such as lease prepayments, incentives received or initial direct costs.
The Company enters into contracts that contain both lease and non-lease
components.
Non-lease
components include costs that do not provide a right to use a leased asset but instead provide a service, such as maintenance costs. Variable costs associated with the lease, such as maintenance and utilities, are not included in the measurement of right-to-use
assets and lease liabilities but rather are expensed when the events determining the amount of variable consideration to be paid have occurred.

Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents and Restricted Cash
Cash consists of amounts held in bank savings and checking accounts. Cash equivalents include all highly liquid investments maturing within 90 days from the date of purchase. Cash equivalents consist of money market funds. The Company’s restricted cash consists of cash that the Company is contractually obligated to maintain in accordance with the terms of its line of credit and deposits of cash collateral held in accordance with the terms of various corporate credit cards. Restricted cash is included within other long-term assets on the consolidated balance sheets. A reconciliation of the amounts of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amount in the consolidated statements of cash flows is as follows (in thousands):

	December 31,
	2022	2021
Cash and cash equivalents	$7,685	$25,843
Restricted cash included in other long-term assets	338	174

Cash and cash equivalents and restricted cash shown in the statement of cash flows	$8,023	$26,017

Segment Reporting
Segment Reporting
The Company operates in a single operating and reportable segment. Operating segments are defined as components of an enterprise for which discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”) in order to make decisions regarding resource allocation and performance assessment. The Company has determined that its CODM is its Chief Executive Officer. The Company’s CODM reviews financial information presented on a regular basis at the consolidated level for purposes of allocating resources and evaluating financial performance. Since the Company operates as one operating segment, all required financial segment information can be found in the consolidated financial statements.
The Company’s products include the gastric balloon and related accessories. See Note 3 to the consolidated financial statements for financial information about sales in geographic areas.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The carrying value of the Company’s financial instruments such as cash and cash equivalents, accounts payable, and accrued expenses approximate their fair values due to their short-term maturity. The carrying value of the Company’s term loan approximates its fair value as the interest rate and other terms are that which are currently available to the Company. The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy, which is distinguished between observable and unobservable inputs in accordance with authoritative accounting guidance:
Level 1 inputs: Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date
Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that the observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset.

Inventories
Inventories
Inventories, which include the costs of material, labor, and overhead, are stated at the lower of cost or net realizable value, with cost generally computed using the first-in,
first out basis. Estimated losses from obsolete and slow-moving inventories are recorded to reduce inventory values to their estimated net realizable value and are charged to cost of sales. At the point of loss recognition, a new cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in a recovery in carrying value.

Property and Equipment
Property and Equipment
Property and equipment include computers, laboratory equipment, machinery, and leasehold improvements. Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, except for leasehold improvements, which are depreciated on a straight-line basis over the shorter of the estimated life or the lease term. Expenditures for repairs and maintenance are expensed as incurred.

Capitalized Internal-Use Software
Capitalized
Internal-Use
Software
Software development costs consist of certain consulting costs and compensation expenses for employees who devote time to the development projects of our internal-use
software, as well as certain upgrades and enhancements that are expected to result in enhanced functionality. The Company amortizes these development costs over the estimated useful life, which is determined based on our best estimate of the useful life of the internal-use
software after considering factors such as continuous developments in the technology, obsolescence, and anticipated life of the service offering before significant upgrades. Management evaluates the useful lives of these assets and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
The Company determined the amount of internal software costs to be capitalized based on the amount of time spent by our developers on projects in the application stage of development. There is judgment in estimating the time allocated to a particular project in the application stage. A significant change in the time spent on each project could have a material impact on the amount capitalized and related amortization expense in subsequent periods. As of December 31, 2022 and 2021, capitalized internal-use
software was immaterial.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company evaluates its long-lived assets, which consist primarily of property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. To date, no impairments have occurred.

Debt Issuance Costs
Debt Issuance Costs
The Company defers costs directly associated with acquiring third-party financing. Fees incurred to issue debt are generally deferred and amortized as a component of interest expense over the estimated term of the related debt using the effective interest rate method.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs include certain legal, accounting, consulting and other third-party fees incurred directly related to the pending merger with CPUH. The Company defers offering costs classified as a long-term
asset until the closing or termination of the business combination. At the closing of the business combination, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in
capital. Should the business combination for which those costs relate no longer be considered probable of being consummated, all deferred offering costs will be charged to operating expenses in the statement of operations at such time. Deferred offering costs are included in prepaid expenses and other current assets. As of December 31, 2022, deferred offering costs of $2.3 million were recorded within other long-term assets on the consolidated balance sheet.

Warrants
Warrants
The Company determines the accounting classification of warrants it issues, as either liability or equity classified, by first assessing whether the warrants meet liability classification in accordance with ASC
480-10,
Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity
(“ASC 480-10”), then in accordance with ASC
815-40,
Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock
(“ASC 815-40”). Under ASC 480-10, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the Company to settle the warrants or the underlying shares by paying cash or other assets, or are warrants that must or may require settlement by issuing variable number of shares. If warrants do not meet liability classification under ASC
480-10,
the Company assesses the requirements under ASC
815-40,
which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC
815-40,
and in order to conclude equity classification, the Company also assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC
815-40
or other applicable GAAP. After all relevant assessments, the Company concludes whether the warrants are classified as liability or equity. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance, with all changes in fair value after the issuance date recorded in the consolidated statements of operations and comprehensive loss. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date.

Derivative Liabilities
Derivative Liabilities
The Company evaluates its convertible instruments and other contracts, including warrants, to determine if those contracts or embedded components of those contracts are required to be accounted for as derivatives, either in whole or in part. If an embedded derivative is bifurcated from a debt host contract, changes in the fair value of the bifurcated derivative are recorded in the accompanying consolidated statements of operations and comprehensive loss as a change in fair value of derivative liability.
The Company’s warrants classified as liabilities and the Success Fee (see Note 7) associated with its 2019 Term Loan are recorded in other long-term liabilities at fair value. The fair value of the warrants is estimated using the Black- Scholes option-pricing model and adjusted to fair value at each consolidated balance sheet date. The Success Fee valued is based upon a probability-weighted model using inputs described in Note 8, The change in carrying value is reported as a change in fair value of liability and included in the accompanying consolidated statements of operations and comprehensive loss as other income (loss). The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants and the earlier of the change of control or liquidity events as defined in the 2019 Term Loan Agreement or the expiration date of November 2029 for the Success Fee derivative liability.

Accounts Receivable
Accounts Receivable
Accounts receivable are unsecured and are carried at net realizable value, including an allowance for doubtful accounts. Trade credit is generally extended on a short-term basis; trade receivables do not bear interest, although a finance charge may be applied to such receivables that are more than 30 days past due. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering factors that may affect a customer’s ability to pay, such as historical expense, credit quality, the age of the account receivable balances, and current economic conditions. Amounts determined to be uncollectible are charged or written off against the allowance.

The following table summarizes activity in the allowance for doubtful accounts:

	Year Ended December 31,
	2022	2021
Balance at beginning of period	$(354)	$(150)
Provision for uncollectible accounts	(436)	(220)
Uncollectible accounts written off	49	16

Balance at end of period	$(741)	$(354)

Revenue Recognition
Revenue Recognition
The Company recognizes Revenue under Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers
(“Topic 606” or “ASC 606”). In general, the Company’s sales contracts fall under its standard sales agreement whereby control transfers to the customer upon shipment, satisfying the performance obligations of the contract.
The Company recognizes revenue when control of its products is transferred to customers in an amount that reflects the consideration it expects to receive in exchange for those products. The Company’s revenue recognition process involves identifying the contract with a customer, determining the performance obligations in the contract, determining the transaction price, allocating the transaction price to the distinct performance obligations in the contract, and recognizing revenue as performance obligations are satisfied. A performance obligation is considered distinct from other obligations in a contract when it provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and is separately identified in the contract. Performance obligations are considered satisfied once the Company has transferred control of a good or service to the customer, meaning that such customer has the ability to use and obtain the benefit of the good or service.
The Company has provided customers purchasing the Allurion Gastric Balloon with an implied license for access to its VCS software. This implied software license was given to customers for no additional consideration and was not negotiated as part of the customer’s contracts. Further, the customer contracts and related purchase orders do not include nor specify rights or obligations associated with the VCS software. Based on this assessment, the Company determined the implied license to be immaterial in the context of the contract with customers purchasing the Allurion Gastric Balloon, and as such did not allocate any value to the implied VCS license.
The Company generates revenue from sales of its Allurion Gastric Balloon to distributors and health care providers. Customers typically purchase the Allurion Gastric Balloon, including the gastric balloon and related accessories together, although customers can purchase the gastric balloon and its accessories separately. Therefore, each component of the Allurion Gastric Balloon and accessories represents a distinct performance obligation and is separately identifiable. In arrangements with multiple performance obligations, the transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account internally approved pricing guidelines and market conditions. Revenue is generally recognized upon shipment of the product because at that point, the customer obtains control of the product and has the ability to direct the use and obtain the benefit of the product. Components of the Allurion Gastric Balloon are typically shipped to the customer together, resulting in the performance obligations in the contract being satisfied at the same time. Components shipped separately are recognized upon shipment at their relative stand-alone selling price.

The Company recognizes revenue at the transaction price, which reflects the consideration it believes it is entitled to receive. Transaction price includes estimates of variable consideration for distributor fees, volume rebates and prompt pay discounts, which are recorded as a reduction of transaction price in the period the related product revenue is recognized. The Company may also make payments to customers for marketing programs. Payments to customers for a distinct good or service that reasonably estimate the fair value of the distinct benefit received, such as marketing programs, are recorded as a marketing expense on the consolidated statement of operations and comprehensive loss. Shipping and logistics costs inclusive of these payments to customers and other costs included in sales and marketing expense for the years ended December 31, 2022 and 2021 were $3.6 million and $0.7 million, respectively.
The Company expenses incremental costs of obtaining a contract, such as sales commissions, when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses in the Company’s consolidated statement of operations and comprehensive loss.
The Company has also elected the sales tax practical expedient; therefore, sales and other taxes assessed by a governmental authority that are collected concurrent with revenue-producing activities are excluded from the transaction price.
The Company has also elected the significant financing component practical expedient, which allows management to not assess whether the contract has a significant financing component in circumstances where, at contract inception, the expected contract duration is less than one year.

Product Warranty
Product Warranty
The Company does not provide general rights of return of products sold to its customers. However, the Company does provide for rights of exchange to its distributors and end-use
customers for products that fail to conform to the Company’s specifications for a limited time following delivery. These performance specifications include that the Allurion Gastric Balloon (i) is successfully filled upon initial placement when used according to the instructions for use provided by the Company and/or (ii) remains in the patient’s body for 90 days or more once placed. Customers may exchange product within 30 calendar days if they discover product nonconformities through a reasonable inspection and within 30 calendar days after discovery of any hidden or latent product nonconformities that could not have been discovered by a reasonable inspection.
These instances of nonconformity have been immaterial, and the Company’s management expects instances of nonconformity to be extremely rare.

Research and Development Costs
Research and Development Costs
The Company expenses research and development costs as incurred. Research and development expenses consist of costs associated with performing research and development activities, including salaries and benefits, stock-based compensation, product development costs, materials and supplies, clinical trial activities, depreciation of equipment, and contract and other outside services. Payments for activities that are provided by outside vendors are based upon the terms of the individual arrangements with each vendor. Costs of certain of these activities are expensed based upon an evaluation of the progress to completion of specific tasks and actual costs incurred, using information provided to the Company by its vendors. As payments for these activities may differ from the pattern of costs actually incurred, additional costs are reflected in the consolidated financial statements as prepaid or accrued research and development expenses.

Advertising and Marketing Costs
Advertising and Marketing Costs
The Company expenses advertising and marketing costs as incurred. Advertising and marketing expenses are included in sales and marketing operating expenses. Advertising and marketing costs for the years ended December 31, 2022 and 2021, were $16.0 million and $7.1 million, respectively.

Intellectual Property Prosecution Costs
Intellectual Property Prosecution Costs
The Company incurs registration and prosecution costs related to its intellectual property. The related costs are expensed as incurred and are classified as a component of general and administrative expenses.

Income Taxes
Income Taxes
The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s consolidated financial statements and tax returns. Deferred tax assets and liabilities are determined based upon the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and for net operating loss and tax credit carryforwards, using enacted tax rates expected to be in effect in the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that these assets may not be realized.
The Company determines whether a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized. The tax benefit to be recognized for any tax position that meets the more likely than not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for income taxes. As of December 31, 2022 and 2021, the Company has not identified any uncertain tax positions for which reserves would be required.

Preferred Equity
Preferred Equity
The Series A,
A-1,
B,
D-1,
D-2,
and
D-3
convertible preferred stock are only contingently redeemable in the event of a deemed liquidation event, which is within the Company’s control as board approval is needed, and therefore presented within stockholders’ deficit.
The Company’s Series C redeemable convertible preferred stock is classified outside of stockholders’ deficit on the consolidated balance sheets because the shares have certain redemption features that give the holder the option to redeem its shares based on the passage of time. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Series C preferred stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Series C preferred stock is affected by charges against equity. Prior to the retroactive impact of the recapitalization, as of December 31, 2022 and 2021, none of the circumstances under which the Series C redeemable convertible preferred stock would become redeemable are probable, and, as a result, the Company does not accrete the carrying values of the preferred stock to the redemption values.

Net Loss Per Share
Net Loss Per Share
The Company applies the
two-class
method to compute basic and diluted net loss per share attributable to common stockholders, when shares meet the definition of participating securities. The two-class
method
determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all income (loss) for the period had been distributed. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2022 and 2021.
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders less the cumulative undeclared dividend by the weighted average number of common shares outstanding for the period.
Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of common stock equivalents.
The holders of the Company’s Series D convertible preferred stock are contractually entitled to receive a cumulative dividend, whether or not declared, and therefore, Series D convertible preferred stocks are participating securities. The holders of all other redeemable and convertible preferred stock are not entitled to cumulative dividends. The preferred equity holders are also not contractually required to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss, such losses are not allocated to such participating securities. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
In connection with the Business Combination with Compute Health, the Company’s equity has been retroactively adjusted to the earliest period presented to reflect the equivalent number of shares of New Allurion common stock, $0.0001 par value per share, issued to the Company’s stockholders in connection with the Business Combination. As a result, net loss per share was also retrospectively adjusted for periods ended prior to the Business Combination. See Note 1 for details of the Business Combination.

Stock-Based Compensation
Stock-Based Compensation
The Company recognizes compensation expense for awards based on the grant-date fair value of stock-based awards on a straight-line basis over the period during which an award holder provides service in exchange for the award. The Company accounts for awards issued to nonemployees under ASU
No. 2018-07,
Compensation—Stock Compensation (“Topic 718”): Improvements to Nonemployee Share-Based Payment Accounting
, with the measurement date for nonemployee awards being the date of grant. The fair value of stock options is calculated using the Black-Scholes option-pricing model. The fair value of Restricted Stock Units (“RSUs”) is based on the fair market value of common stock at the date of grant. The Company records forfeitures as they occur.

Comprehensive Loss		Comprehensive Loss There were no differences between net loss and comprehensive loss presented in the statements of operations and comprehensive loss for the years ended December 31, 2022 and 2021.